RELATED PARTY TRANSACTIONS WITH VERINT	12 Months Ended
Jan. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS WITH VERINT	RELATED PARTY TRANSACTIONS WITH VERINT
In connection with the spin-off we entered into a Separation and Distribution Agreement with Verint related to the separation and distribution. In addition, we entered into several other agreements with Verint prior to completion of the spin-off to effect the separation and provide a framework for our relationship with Verint after the spin-off, including a Tax Matters Agreement, an Employee Matters Agreement, a limited duration Transition Services Agreement, an Intellectual Property Cross License Agreement, and a Trademark Cross License Agreement.

In the year ended January 31, 2022, we incurred net expenses of $4.8 million in relation to these agreements with Verint.

The combined financial statements of the comparative figures as of January 31, 2021 and for the years ended January 31, 2021 and 2020 were prepared on a carve-out basis and derived from the consolidated financial statements and accounting records of Verint.

Verint provided certain services, such as but not limited to, senior management, legal, human resources, finance and accounting, treasury, information technology, internal audit and other shared services, on behalf of the Company. Where possible, these costs were specifically identified to the Company, with the remainder primarily allocated on the basis of revenue as a relevant measure. The Company and Verint both consider the allocations to be a reasonable reflection of the benefits received by the Company. During the years ended January 31, 2021, and 2020, the Company was allocated $97.3 million and $81.8 million, respectively, of corporate expenses incurred by Verint and such amounts are included in the consolidated statements of operations of the comparative figures of the years ended January 31, 2021, and 2020. As certain expenses reflected in the consolidated financial statements for these years include allocations of corporate expenses from Verint, these statements could differ from those that would have been prepared had the Company operated on a stand-alone basis.

The components of the costs of services allocated to the Company for the years ended January 31, 2021 and 2020 are as follows:

	Year Ended January 31,
(in thousands)	2021	2020
Software - cost of revenue	$1,981	$1,871
Software service - cost of revenue	1,548	1,639
Professional service and other - cost of revenue	2,743	4,654
Research and development, net	21,783	19,139
Selling, general and administrative	69,210	54,452
Total allocated corporate expenses	$97,265	$81,755

All significant internal transactions between the Company and Verint have been included in these consolidated financial statements and are considered to have been effectively settled or are expected to be settled for cash. The Company had related party payables, current of $3.8 million which is presented in due to former parent within the consolidated balance sheets as of January 31, 2021. The total net effect of the settlement of these internal transactions is reflected in the consolidated statements of cash flows as a financing activity and in the consolidated balance sheets as former net parent investment.
On January 29, 2021, Cognyte Technologies Israel Ltd.’s board of directors declared a cash dividend (the “Dividend”) in the aggregate amount of $35.0 million payable to Verint, which was its sole holder of record of ordinary shares as of the January 29, 2021 record date for the Dividend. The Dividend was paid on April 13, 2021, following the board of director’s receipt and review of financial statements that met all the conditions set forth in Section 302(b) of the Companies Law and that satisfied the solvency test and profit test under the Companies Law required for distribution of the Dividend. The dividends payable to Verint of $35.0 million is presented in due to former parent within the consolidated balance sheets as of January 31, 2021.

Certain legal entities of the Company had interest-bearing notes under contractual agreements to Verint. The purpose of these notes was to provide funds for certain working capital or other capital and operating requirements of the business. Net interest expense on these notes with Verint is recorded in interest expense in the consolidated statements of operations and was $0.2 million and $0.4 million for the years ended January 31, 2021, and 2020, respectively. These notes had fixed and variable interest rates of 2.1% fixed rate and 2.5% plus three-month average LIBOR variable rate, with maturities of the earliest of five years, or on demand, and four years, respectively.